CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Loss from operations	$ (264,000)	$ (1,710,000)
Other income (expense):
Interest income on investments held in Trust Account	52,000	19,000
Interest expense	(116,000)	(63,000)
Total other income (expense), net	(64,000)	(44,000)
Net loss	(328,000)	(1,754,000)
Iris
Formation and operating costs	712,458	721,754
Forgiveness of unrelated vendor payables	115,189
Loss from operations	(827,647)	(721,754)
Other income (expense):
Unrealized gain on change in fair value of warrant liabilities	(21,915)	(178,734)
Unrealized gain on change in fair value of derivative liability		2,202
Interest income on investments held in Trust Account	16,894	47,241
Interest expense	(57,098)	(1,339)
Total other income (expense), net	(62,119)	(130,630)
Loss before income taxes	(889,766)	(852,384)
Provision for income taxes	(1,616)	(5,847)
Net loss	$ (891,382)	$ (858,231)
Weighted average shares outstanding - basic	7,055,859	7,275,074
Weighted average shares outstanding - diluted	7,055,859	7,275,074
Basic net loss per share	$ (0.13)	$ (0.12)
Diluted net loss per share	$ (0.13)	$ (0.12)
Iris | Class A common stock subject to possible redemption
Other income (expense):
Weighted average shares outstanding - basic	7,055,859	7,275,074
Basic net loss per share	$ (0.13)	$ (0.12)